Obligations for pension and similar liabilities (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Obligations For Pension And Similar Liabilities
Actual provision for pensions	R$ 2,543,504	R$ 1,775,202	R$ 2,728,126
Sponsoring amount	R$ 54,774	R$ 58,960	R$ 69,142